CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2022
CAPITAL STOCK
Summary of issued and outstanding capital stock

	Common shares
	Number	Amount
Balance as of December 31, 2020	10,718,327	$1,015.6
Reduction of paid-up capital	—	(720.0)
Balance as of December 31, 2021	10,718,327	295.6
Issuance of common shares	20,958	17.3
Balance as of December 31, 2022	10,739,285	$312.9